Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		191 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cash flows used in operating activities
Net loss for the period	$ (10,619,869)	$ (159,591)	$ (464,429)	$ (189,741)	$ (10,834,458)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount			10,839	23,145	132,854
Accrued Interest expense			58,234	46,995	123,244
Accretion of discount on convertible debt	(196,602)
Amortization of intangible asset	832
Depreciation of property and equipment	329	6,730			4,923
Stock-based compensation	252,752
Write-down of intangible asset	9,970,020		78,000		2,671,199
Loss on settlement of accounts payable	42,550		(77,000)		(77,000)
Write-down of accounts receivable			41		5,026
Write-down of furniture, fixtures and office equipment					5,165
Write-off of accounts payable				90,000	90,000
Changes in operating assets and liabilities:
Accounts receivable	(82,800)	41			(5,026)
Prepaid expenses and deposits		(1,000)			26
Accounts payable	154,760	125,428	179,294	155,579	417,784
Accrued liabilities	19,138
Due to related parties	113,993
Net cash used in operating activities	(36,793)	(28,392)	(61,021)	(54,022)	(7,492,263)
Investing activities
Loans receivable advances	5,000
Purchase of property and equipment	766				15,763
Cash acquisition of mineral property					21,835
Cash acquired on purchase of subsidiary	9,696
Net cash provided by investing activities	3,930				(37,598)
Financing activities:
Common shares issued for cash					7,171,198
Subscription received in advance					60,000
Note payable issued for cash					(150,000)
Proceeds from notes payable	22,012
Proceeds from related parties	12,170	34,451	60,979	53,954	155,533
Net cash provided by financing activities	34,182	34,451	60,979	53,954	7,536,731
Effect of exchange rate changes on cash		(1,122)		248	(5,776)
Change in cash	1,319	4,937	(42)	180	1,094
Cash, beginning of period	1,094	1,136	1,136	956
Cash, end of period	2,413	6,073	1,094	1,136	1,094
Non-cash investing and financing activities:
Shares and warrants issued for the acquisition of Aero Networks, LLC	1,299,765
Technology intellectual property acquired with convertible debt and share issuance	10,025,500
Gain on extinguishment of related party debt recorded as additional paid-in capital	2,387,957
Interest paid				174	12,480
Income taxes paid